As filed with the Securities and Exchange Commission on December 29, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  October 31, 2015

Akre Focus Fund
10.31.15 Form N-Q

Item 1. Schedule of Investments.

Akre Focus Fund
SCHEDULE OF INVESTMENTS at October 31, 2015 (Unaudited)
Shares		Value
COMMON STOCKS: 80.8%
Capital Markets: 3.1%
145,500	Diamond Hill Investment Group, Inc.	$29,107,275
2,967,500	TD Ameritrade Holding Corp. 1	102,289,725
		131,397,000
Communications Equipment: 1.9%
2,680,000	Ubiquiti Networks, Inc. *,1	78,202,400
Distributors: 1.8%
2,575,000	LKQ Corp. *	76,245,750
Diversified Financial Services: 7.1%
3,100,000	Moody's Corp.	298,096,000
Hotels, Restaurants, & Leisure: 0.1%
3,086,164	Bwin.Party Digital Entertainment PLC	5,323,761
Industrial Conglomerates: 8.7%
1,500,000	Danaher Corp. 1	139,965,000
1,200,000	Roper Technologies, Inc.	223,620,000
		363,585,000
Industrial Services & Distributions: 0.5%
2,141,342	Diploma PLC	21,176,403
Insurance: 11.8%
300,000	Berkshire Hathaway, Inc. - Class B *	40,806,000
522,322	Enstar Group Ltd. *,2	82,422,412
426,000	Markel Corp. *	369,768,000
		492,996,412
Internet Software & Services: 0.1%
400,000	Alarm.com Holdings, Inc. *,1	5,060,000
IT Services: 13.0%
3,700,500	MasterCard, Inc.	366,312,495
2,272,000	Visa, Inc. 1	176,261,760
		542,574,255
Machinery: 3.7%
5,800,000	Colfax Corp. *,2	156,368,000
Media: 3.6%
5,500,000	Live Nation Entertainment, Inc. *	150,040,000
Multiline Retail: 5.6%
3,600,000	Dollar Tree, Inc. *	235,764,000
Professional Services: 4.1%
2,374,600	Verisk Analytics, Inc. - Class A *	170,045,106
Software: 2.0%
100,300	ANSYS, Inc. *	9,559,593
167,086	Constellation Software, Inc.	72,196,077
		81,755,670
Specialty Retail: 9.8%
2,730,700	CarMax, Inc. *	161,138,607
1,507,930	Monro Muffler Brake, Inc. 1	111,843,168
500,000	O'Reilly Automotive, Inc. *,1	138,130,000
		411,111,775
Wireless Telecommunication Services: 3.9%
1,385,300	SBA Communications Corp. *	164,878,406

TOTAL COMMON STOCKS
(Cost $2,317,833,660)		3,384,619,938
CONVERTIBLE PREFERRED STOCKS: 1.6%
Real Estate Investment Trusts: 1.6%
	American Tower Corp.
100,000	5.250%, 5/15/17	10,640,000
500,000	5.500%, 2/15/18	52,250,000
20,000	Crown Castle International Corp. 4.500%, 11/1/16	2,125,400
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $61,977,581)		65,015,400
REAL ESTATE INVESTMENT TRUSTS: 13.2%
5,400,000	American Tower Corp.	552,042,000
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $424,472,050)		552,042,000

Principal Amount
ASSET BACKED BONDS: 1.0%
$10,030,165	Aberdeen Loan Funding Ltd. 0.950%, 11/1/18 3,4	9,890,746
19,290,000	Capital One Multi-Asset Execution Trust 0.630%, 11/15/18	19,291,653
10,000,000	Citibank Credit Card Issuance Trust 5.100%, 11/20/17	10,024,036
3,333,333	Hertz Vehicle Financing, LLC 3.740%, 2/25/17 3	3,349,569
TOTAL ASSET BACKED BONDS
(Cost $42,656,552)		42,556,004
CORPORATE BONDS: 0.0%
1,576,800	Constellation Software, Inc. 8.500%, 3/31/40 4	1,401,707
TOTAL CORPORATE BONDS
(Cost $1,376,388)		1,401,707
SHORT-TERM INVESTMENTS: 1.2%
Commercial Paper: 1.2%
	Collateralized Commercial Paper Co., LLC
10,000,000	0.371%, 11/20/15 5	9,998,950
10,000,000	0.401%, 12/21/15 5	9,996,548
10,000,000	0.441%, 1/21/16 5	9,992,945
20,000,000	0.542%, 2/19/16 5	19,976,915
TOTAL SHORT-TERM INVESTMENTS
(Cost $49,949,592)		49,965,358

Shares
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 2.1%
87,330,468	First American Prime Obligations Fund - Class Z, 0.068% 6	87,330,468
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $87,330,468)		87,330,468

TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $2,985,596,291)		4,182,930,875
Other Assets in Excess of Liabilities: 0.1%		5,222,792
TOTAL NET ASSETS: 100.0%		$4,188,153,667

*		Non-income producing security.
1
This security or a portion of this security is out on loan as of October 31, 2015.  Total loaned securities had a market value of $82,355,957 or 2.0% of net assets.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

	2	Affiliated companies as defined by the Investment Company Act of 1940.

	Share Balance July 31, 2015	Purchases	Sales	Share Balance October 31, 2015	Realized Gain (Loss)	Dividend Income	Value October 31, 2015	Acquisition Cost
Colfax Corp.	5,800,000	1,000,000	1,000,000	5,800,000	$(36,858,268)	$-	$156,368,000	$242,883,464
Enstar Group Ltd. ^	131,724	390,598	-	522,322	$-	$-	$82,422,412	$79,999,800
^This security was not an affiliate at July 31, 2015.

3
Security is exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, the value of these securities was $13,240,315 or 0.3% of net assets.

4	Variable rate security; rate shown is the rate in effect on October 31, 2015.
5	Coupon represents the yield to maturity.
6	Seven-day yield as of October 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The following is a summary of the arrangements subject to offsetting as of October 31, 2015:
					Gross Amounts Not Offset in the Statements of Assets & Liabilities
		Gross Amounts	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral	Net Amount
Assets:
	Investments purchased with cash proceeds from securities lending	$87,330,468	$-	$87,330,468	$87,330,468	$-	$-
Liabilities:
	Collateral received for securities loaned	$87,330,468	$-	$87,330,468	$87,330,468	$-	$-

The cost basis of investments for federal income tax purposes at October 31, 2015, was as follows+:

Cost of investments	$2,986,041,803
Gross unrealized appreciation	1,305,355,664
Gross unrealized depreciation	(108,466,592)
Net unrealized appreciation	$1,196,889,072

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Akre Focus Fund’s (the "Fund") previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at October 31, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. The accounting principles generally accepted in the United States of America (U.S. GAAP) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 -  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2015. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,384,619,938	$-	$-	$3,384,619,938
Convertible Preferred Stocks	65,015,400	-	-	65,015,400
Real Estate Investment Trusts	552,042,000	-	-	552,042,000
Asset Backed Bonds	-	42,556,004	-	42,556,004
Corporate Bonds	-	1,401,707	-	1,401,707
Short-Term Investments	-	49,965,358	-	49,965,358
Investments Purchased with Cash Proceeds from Securities Lending	87,330,468	-	-	87,330,468
Total Investments in Securities	$4,089,007,806	$93,923,069	$-	$4,182,930,875

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

Akre Focus Fund
10.31.15 Form N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President (Principal Executive Officer)

Date     December 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
Elaine E. Richards, President (Principal Executive Officer)

Date     December 18, 2015

By (Signature and Title)* /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer (Principal Financial Officer)

Date     December 18, 2015

* Print the name and title of each signing officer under his or her signature.

Akre Focus Fund
10.31.15 Form N-Q